Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Oct. 15, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Convertible preferred stock		19,529,713
Convertible preferred stock outstanding	0		58,589,000
Preferred stock, redemption date	Mar. 03, 2020
Preferred stock, redemption terms	Prior to the IPO, upon written notice of 65% of the holders of Preferred Stock, the Preferred Stock was redeemable in three annual installments commencing 30 days after receipt by the Company at any time on or after March 3, 2020
Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Dividends declared	0
Series A Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred stock, issuance price	0.41
Preferred stock, liquidation preference per share	0.41
Preferred stock, redemption price	0.41
Series B Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred stock, issuance price	0.84
Preferred stock, liquidation preference per share	0.84
Preferred stock, redemption price	0.84
Series C Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred stock, issuance price	1.27
Preferred stock, liquidation preference per share	1.27
Preferred stock, redemption price	1.27
Series D Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred stock, issuance price	2.82
Preferred stock, liquidation preference per share	2.82
Preferred stock, redemption price	2.82
Series E Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred stock, issuance price	5.62
Preferred stock, liquidation preference per share	5.62
Preferred stock, redemption price	5.62
Series D-1 Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference per share	1.77
Preferred stock, redemption price	1.77